Financial instruments - Summary of Income and Expenses Related to Financial Instruments in the Financial Services Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income
Dividend income	¥ 70	¥ 5
Financial Services [Member]
Income
Net gains (losses) recognized in profit or loss	333,717	449,449
Total interest income	212,845	195,213
Dividend income	85	2
Expenses
Total interest expenses	3,838	4,577
Impairment losses (gains) on financial assets	43	3
Financial Services [Member] | Financial liabilities measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	(49,110)	(5,569)
Expenses
Total interest expenses	3,838	4,577
Financial Services [Member] | Financial instruments required to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	225,922	412,957
Financial Services [Member] | Financial instruments designated to be measured at FVPL [member]
Income
Net gains (losses) recognized in profit or loss	(6,673)	4,936
Financial Services [Member] | Financial assets measured at AC [member]
Income
Net gains (losses) recognized in profit or loss	14,765	(14,069)
Total interest income	32,839	26,141
Expenses
Impairment losses (gains) on financial assets	19	(15)
Financial Services [Member] | Debt instruments measured at FVOCI [member]
Income
Net gains (losses) recognized in profit or loss	148,813	51,194
Total interest income	180,006	169,072
Expenses
Impairment losses (gains) on financial assets	24	18
Financial Services [Member] | Equity instruments measured at FVOCI [member]
Income
Dividend income	¥ 85	¥ 2